UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.   20549

                              FORM 13F

                         FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: March 31,
1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [    ]  is a restatement.
                          [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Arthur E. Hall
Address:  1726 Cedarwood Drive
          Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager
Name:          Arthur E. Hall
Title:         Portfolio Manager
Phone:         775-782-5174
Signature, Place, and Date of Signing:

     Arthur E. Hall      Minden, Nevada      April 30, 1999

Report Type      (Check only one.):

[ X ]          13F HOLDINGS REPORT

[     ]        13F NOTICE

[     ]        13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: $67,666

                           FORM 13F INFORMATION TABLE
   NAME OF ISSUER      TIT  CUSIP    VALUE     SHARES    INVESTMEN  MANAGE
VOTING
                       LE           (x$1000                  T        RS
AUTHORITY
                       OF              )                 DISCRETIO

                       CLA                                   N
                       SS
                                                                            SO
SHAR   NON
                                                                            LE
 ED     E

ARACRUZ CELULOSE       COM  038496   1117    77000       DEFINED            X
                            204                          01
ALLTEL                 COM  020039   9232    148000      DEFINED            X
                            103                          01
ALLTEL                 COM  020039   2308    37000       DEFINED
      X
                            103                          01
AIRTOUCH               COM  00949T   9663    100000      DEFINED            X
COMMUNICATIONS              100                          01
AMWAY ASIA PACIFIC     COM            149    20000       DEFINED
                                                         01
BIG DOG HOLDINGS       COM  089128   1150    200000      DEFINED            X
                            102                          01
BURLINGTON RESOURCES   COM  122014    799    20000       DEFINED            X
                            103                          01
CAPITAL AUTOMOTIVE     COM  139733   2861    230000      DEFINED            X
REIT                        109                          01
CAPITAL AUTOMOTIVE     COM  139733   6219    50000       DEFINED
      X
REIT                        109                          01
CHINA YUCHAI           COM             96    191600      DEFINED            X
                                                         01
CMIC 5.25% CNVRTBLE    COM  130442   3325    500000      DEFINED            X
DEBENT                      AA4                          01
CANNONDALE             COM  137798   4129    493000      DEFINED            X
                            104                          01
DAYRUNNER              COM  239545   6960    574000      DEFINED            X
                            106                          01
EK CHOR CHINA          COM            187    93700       DEFINED            X
MOTORCYCLE                                               01
ENRON OIL & GAS        COM  293562    786    47300       DEFINED            X
                            104                          01
FOREMOST CORP OF       COM  345469  38643    1920150     DEFINED            X
AMERICA                     100                          01
GENENTEC SPECIAL       COM  368710   3545    40000       DEFINED
      X
COMMON                      307                          01
GENERAL MOTORS CLASS   COM  370442   1009    20000       DEFINED            X
H                           832                          01
GLACIER WATER SVCS     COM  376395   2960    144400      DEFINED            X
                            109                          01
GLOBALSTAR LP          COM  379363    180    3000        DEFINED            X
WARRANTS                    AD6                          01
GRUPO IUSACEL SP ADR   COM  40049W    553    75000       DEFINED            X
SER D                       207                          01
GRUPO IUSACEL SP ADR   COM  40049W     80    10000       DEFINED            X
SER L                       306                          01
MERIDIAN RESOURCES     COM  58977Q   2386    706900      DEFINED            X
                            109                          01
NUEVO ENERGY           COM  670509    810    60000       DEFINED            X
                            108                          01
NTL INC                COM  629407   3231    39700       DEFINED            X
                            107                          01
PLAINS ALL AMERICAN    UNI  726503   1948    109000      DEFINED            X
PIPELINE               TS   105                          01
PLAINS RESOURCES       COM  726540   2250    150000      DEFINED            X
                            503                          01
THE RIGHT START        COM  766574   1076    172125      DEFINED            X
                            107                          01
RAYCHEM                COM  754603   1128    50000       DEFINED            X
                            108                          01
ROSLYN                 COM  778162    844    50000       DEFINED            X
                            107                          01
SANTA CRUZ OPERATION   COM  801833   3534    650000      DEFINED            X
                            104                          01
SELECT COMFORT         COM  81616X   1324    47500       DEFINED            X
                            103                          01
SHOPKO STORES          COM  824911   1963    65700       DEFINED            X
                            101                          01
SOLUTIA                COM  834376    869    50000       DEFINED            X
                            105                          01
TCA CABLE TV INC       COM  872241  19097    439000      DEFINED            X
                            104                          01
TCA CABLE TV INC       COM  872241   6960    160000      DEFINED
      X
                            104                          01
TUBOS DE ADERO         COM  898592    675    75000       DEFINED            X
                            506                          01
UNITED INTN HLDGS A    COM  910734  15238    350300      DEFINED            X
                            102                          01
MEDIAONE               COM  58440J   6350    100000      DEFINED            X
                            104                          01
MEDIAONE               COM  58440J   3172    50000       DEFINED
      X
                            104                          01
VALLEN                 COM  919260    800    47050       DEFINED            X
                            109                          01
VASTAR RESOURCES       COM  922380   2388    50000       DEFINED            X
                            100                          01

TOTAL                               67666